Income Taxes	12 Months Ended
Dec. 31, 2020
Income Taxes
Income Taxes

10. Income Taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, the Cayman Islands do not impose withholding tax on dividend payments.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the first HK$2 million of profits earned by the Company’s subsidiaries incorporated in Hong Kong will be taxed at half the current tax rate (i.e. 8.25%) while the remaining profits will continue to be taxed at the existing 16.5% tax rate. The profits of group entities incorporated in Hong Kong not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%. In addition, payments of dividends from Hong Kong subsidiaries to their shareholders are not subject to any Hong Kong withholding tax.

PRC

Under the Law of the People’s Republic of China on Enterprise Income Tax (“EIT Law”), domestically-owned enterprises and foreign-invested enterprises ("FIE") are subject to a uniform tax rate of 25%.

Income (loss) before income taxes consists of:

	Years Ended December 31,
	(Amount in Thousands)
	2018	2019	2020	2020
	RMB	RMB	RMB	US$

Mainland China	671,274	400,776	846,584	129,744
Hong Kong	408,240	379,896	345,758	52,990
Cayman Islands	(28,664)	100,232	(1,811,849)	(277,678)
Others	(39,253)	87,071	34,188	5,239
Total	1,011,597	967,975	(585,319)	(89,705)

The tax expense (benefit) comprises:

	Years Ended December 31,
	(Amount in Thousands)
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Current Tax	246,079	282,422	324,620	49,750
Deferred Tax	(23,759)	(62,397)	(66,160)	(10,139)
Total	222,320	220,025	258,460	39,611

Reconciliation between the statutory tax rate to income (loss) before income taxes and the actual provision for income taxes is as follows:

	Years Ended December 31,
	2018	2019	2020
PRC income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes	0.38%	0.04%	(0.33)%
Effect of non-deductible settlement expenses	—	—	(78.12)%
Effect of tax-free investment income	(0.49)%	(1.37)%	1.47%
Effect of different tax rate of subsidiary in other jurisdiction	(2.54)%	(5.13)%	6.44%
Effect of deferred tax asset allowance	1.57%	5.85%	(4.13)%
Effect of tax holidays	(1.00)%	(2.60)%	2.01%
Effect of income from equity in Fund of Fund	0.49%	1.27%	0.16%
Effect of true-ups	(1.51)%	(0.47)%	3.28%
Effect of others	0.10%	0.14%	0.06%
	22.00%	22.73%	(44.16)%

The aggregate amount and per share effect of the tax holidays (including effect of timing difference reversed in the year with different rate) are as follows:

	Years Ended December 31,
	(Amount in Thousands Except Shares Data)
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Aggregate	10,106	25,146	11,753	1,802
Per share effect-basic	0.35	0.82	0.38	0.06
Per share effect-diluted	0.33	0.81	0.38	0.06

The principal components of the deferred income tax asset and liabilities are as follows:

	As of December 31,
	(Amount in Thousands)
	2019	2020	2020
	RMB	RMB	US$
Deferred tax assets:
Accrued expenses	3,240	2,040	313
Tax loss carry forward	215,423	222,615	34,117
Unrealized other loss	1,226	5,150	789
Provision for impairment of investments	—	39,389	6,037
Provision for allowance of credit losses	—	15,412	2,362
Others	4,194	262	40
Gross deferred tax assets	224,083	284,868	43,658
Valuation allowance	(56,653)	(60,628)	(9,292)
Net deferred tax assets	167,430	224,240	34,366
Deferred tax liabilities:
Unrealized investment income	56,401	45,881	7,032
Net deferred tax liabilities (after offsetting)	56,401	45,881	7,032

Deferred tax assets and liabilities have been offset where the Group has a legally enforceable right to do so, and intends to settle on a net basis.

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will be more likely than not realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. These assumptions require significant judgment and the forecasts of future taxable income are consistent with the plans and estimates the Group is using to manage the underlying businesses. Valuation allowances are established for deferred tax assets based on a more likely than not threshold. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry forward periods provided for in the tax law. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carry-forward period are reduced. As of December 31, 2020, operating loss carry forward amounted to RMB890,458 for the PRC and Hong Kong income tax purpose. According to the Article 18 of PRC Tax Law, the enterprise can carry over the losses to the succeeding five tax years, tax loss carry forward that the Group recognized for PRC subsidiaries and VIEs will begin to expire from 2021 to 2026.

A valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. The movements of valuation allowance of deferred tax assets are as follows:

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
	(Amount in Thousands)
Balance at beginning of the year	9,183	15,651	56,653
Provided	15,651	56,653	24,196
Write off	(9,183)	(15,651)	(20,221)
Balance at end of the year	15,651	56,653	60,628

In accordance with the EIT Law, dividends, which arise from profits of FIEs earned after January 1, 2008, are subject to a 10% withholding income tax. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE. A deferred tax liability should be recognized for the undistributed profits of PRC companies unless the Group has sufficient evidence to demonstrate that the undistributed dividends will be reinvested and the remittance of the dividends will be postponed indefinitely. The accumulated undistributed earnings of the Group’s PRC subsidiaries were RMB4.0 billion as of December 31, 2020. The Group intends to indefinitely reinvest the remaining undistributed earnings of the Group’s PRC subsidiaries, and therefore, no provision for PRC dividend withholding tax was accrued. Aggregate undistributed earnings of the Group’s VIE companies located in the PRC that are available for distribution to the Group were approximately RMB1.9 billion as of December 31, 2020. A deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting amounts over tax basis amount in domestic subsidiaries. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Group has not recorded any such deferred tax liability attributable to the undistributed earnings of its financial interest in VIEs because it believes such excess earnings can be distributed in a manner that would not be subject to income tax.

The Group did not record any uncertain tax positions during the years ended December 31, 2018, 2019 and 2020. The Group does not anticipate any significant increases or decreases to its liability for unrecognized tax benefits within the next 12 months.